Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
EQUITY

NOTE 17: EQUITY

a.	Composition of share capital:

	December 31, 2019		December 31, 2018
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 0.04 par value each	25,000,000	22,236,368	25,000,000	16,640,446

b.	Movement in share capital:

Issued and outstanding capital:

	Number of shares	NIS par value
Balance at January 1, 2019	16,640,446	170,897
Issuance of shares (e)	5,595,922	62,270

Balance at December 31, 2019	22,236,368	233,167

Balance at December 31, 2018	16,640,446	170,897

c.	Rights attached to shares:

Ordinary shares confer their holders rights to receive dividends in cash and in Company's shares, right to nominate the Company's directors and rights to participate in distribution of dividends upon liquidation in proportion to their holdings. Also, Ordinary shareholders have one vote at the shareholders' meeting such that each share confers one vote to its holder.

d.	In December, 2017, the Company entered into a private placement agreement with a group of investors according to which the Company issued 1,924,662 Ordinary in consideration for NIS 29,928 ($8,578). Issuance expenses amounted to $133.

It should be noted that if the Company wishes to raise capital during the twelve months after the closing date, by way of a public offering or private placement of shares and/or securities convertible into shares ("the additional offering") and if the effective price per share in the additional offering is less than the share price according to this private placement then, the investors will be entitled to receive additional Ordinary shares in respect of the shares issues as part of this private placement which are still held by such investor in consideration for NIS 0.3 per Ordinary share such that the price per share in respect of the total shares issued in this private placement equal to the effective price in the additional offering. For the purpose of calculating the adjustment, the effective price according to this private placement will be adjusted for distribution (as defined in the Companies Law), rights issuance, split or consolidation of capital and issuance of bonus shares. All changes are taken into account in the computation of the effective price in the additional offering.

e.

In April 2019, the Company closed its initial public offering in Nasdaq of 2,500,000 American Depositary Shares ("ADSs"), each representing two ordinary shares of Brainsway, at a public offering price of $11.00 per ADS. The gross proceeds to the Company from the offering, before deducting the underwriting discounts and commissions and estimated offering expenses, are approximately $27.5 million.

e.	Capital management in the Company:

The Company's capital management objectives are to preserve the Group's ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties.

The Company is not under any minimal equity requirements nor is it required to attain a certain level of capital return.